RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 4) In Millions, unless otherwise specified					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2013 Interest rate swap agreements CAD	Dec. 31, 2012 Interest rate swap agreements CAD	Dec. 31, 2013 Interest rate swap agreements USD ($)	Dec. 31, 2012 Interest rate swap agreements USD ($)	Dec. 31, 2013 Level II Carrying Amount CAD		Dec. 31, 2012 Level II Carrying Amount CAD		Dec. 31, 2013 Level II Fair Value CAD		Dec. 31, 2012 Level II Fair Value CAD
Financial Assets
Notes receivable and other									226	[1]	237	[1]	269	[1]	286	[1]
Available for sale assets									47	[2]	44	[2]	47	[2]	44	[2]
Financial Liabilities
Current and Long-Term Debt		(22,865)		(18,913)					(22,865)	[3],[4]	(18,913)	[3],[4]	(26,134)	[3],[4]	(24,573)	[3],[4]
Junior subordinated notes		(1,063)		(994)					(1,063)		(994)		(1,093)		(1,054)
Total liabilities		(105)		(23)					(23,655)		(19,626)		(26,911)		(25,297)
Long-term Debt	200		350
Fair value adjustments (losses)					5	10
Long-Term Debt hedged							$ 200	$ 350

[1]	Notes receivable are included in Other Current Assets and Intangible and Other Assets on the Consolidated Balance Sheet.
[2]	Available for sale assets are included in Intangible and Other Assets on the Consolidated Balance Sheet.
[3]	Long-Term Debt is recorded at amortized cost, except for US$200 million (2012 - US$350 million) that is attributed to hedged risk and recorded at fair value.
[4]	Consolidated Net Income in 2013 included losses of $5 million (2012 - losses of $10 million) for fair value adjustments attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$200 million of Long-Term Debt at December 31, 2013 (2012 - US$350 million). There were no other unrealized gains or losses from fair value adjustments to the non-derivative financial instruments.